Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Australia-7.90%
AGL Energy Ltd.	39,630	$259,006
ALS Ltd.	13,309	137,615
ANZ Group Holdings Ltd.	9,407	175,749
Aristocrat Leisure Ltd.	99,556	3,993,896
ASX Ltd.	3,994	183,212
BHP Group Ltd.	133,587	3,276,221
BlueScope Steel Ltd.	10,264	150,419
Brambles Ltd.	304,191	4,542,757
CAR Group Ltd.	5,965	136,479
Coles Group Ltd.	97,197	1,351,468
Commonwealth Bank of Australia	27,983	3,170,028
Computershare Ltd.	222,735	5,757,395
CSL Ltd.	6,226	991,866
Insurance Australia Group Ltd.	209,682	1,165,970
JB Hi-Fi Ltd.	8,939	619,996
Lottery Corp. Ltd. (The)	66,216	217,236
Macquarie Group Ltd.	3,520	484,795
Medibank Pvt. Ltd.	348,070	1,067,940
National Australia Bank Ltd.	10,480	256,050
Origin Energy Ltd.	24,280	169,132
Qantas Airways Ltd.	19,934	136,010
QBE Insurance Group Ltd.	89,502	1,334,818
Qube Holdings Ltd.	121,412	331,262
REA Group Ltd.	4,339	669,134
Rio Tinto Ltd.(a)	15,628	1,134,633
Rio Tinto PLC	39,130	2,317,858
Scentre Group	97,125	229,589
SGH Ltd.	11,636	379,893
Steadfast Group Ltd.	39,301	145,853
Suncorp Group Ltd.	18,979	252,441
Technology One Ltd.	37,031	978,831
Telstra Group Ltd.	218,776	673,229
Transurban Group	78,745	718,485
Washington H Soul Pattinson & Co. Ltd.	7,821	185,817
Wesfarmers Ltd.	79,335	4,238,020
Westpac Banking Corp.	28,005	586,612
Woolworths Group Ltd.	29,063	595,879
		43,015,594
Austria-0.03%
Verbund AG	2,379	185,847
Belgium-0.51%
Ackermans & van Haaren N.V.	701	178,518
Anheuser-Busch InBev S.A./N.V.	1,819	128,423
Groupe Bruxelles Lambert N.V.	2,951	241,412
UCB S.A.	12,285	2,234,490
		2,782,843
Canada-2.16%
Brookfield Asset Management Ltd., Class A(a)	11,711	657,628
Constellation Software, Inc.	393	1,422,214
Dollarama, Inc.	23,209	2,979,300
Enbridge, Inc.	3,557	165,232
Fairfax Financial Holdings Ltd.	695	1,180,320
Fortis, Inc.	8,418	410,507
Franco-Nevada Corp.	1,391	233,868
George Weston Ltd.	1,171	235,316
Hydro One Ltd.(b)	4,677	171,882
Intact Financial Corp.	5,850	1,324,701
Loblaw Cos. Ltd.	3,086	519,656
Metro, Inc.	13,263	1,032,526
Royal Bank of Canada(a)	3,145	397,863
	Shares	Value
Canada-(continued)
TC Energy Corp.	2,909	$147,127
Thomson Reuters Corp.	4,537	899,712
		11,777,852
China-0.07%
BOC Hong Kong (Holdings) Ltd.	94,670	398,113
Denmark-0.50%
Carlsberg A/S, Class B	1,093	156,436
Coloplast A/S, Class B	968	94,099
DSV A/S	6,236	1,468,314
Novo Nordisk A/S, Class B	4,515	320,744
Pandora A/S	1,352	247,109
Tryg A/S	17,759	456,816
		2,743,518
Finland-1.29%
Elisa OYJ(a)	6,078	320,386
Kone OYJ, Class B	59,842	3,733,289
Nokia OYJ	140,384	730,472
Orion OYJ, Class B	21,244	1,441,087
Sampo OYJ	46,370	494,782
UPM-Kymmene OYJ	4,984	137,919
Wartsila OYJ Abp	7,936	159,088
		7,017,023
France-6.51%
Air Liquide S.A.	13,017	2,696,766
Airbus S.E.	919	168,997
bioMerieux(a)	1,524	204,326
Bureau Veritas S.A.	23,470	801,883
Cie de Saint-Gobain S.A.	7,177	807,873
Cie Generale des Etablissements Michelin S.C.A.	17,432	666,814
Danone S.A.	20,854	1,782,648
Dassault Aviation S.A.	1,025	372,746
Dassault Systemes SE	4,842	181,536
ENGIE S.A.	30,093	649,384
EssilorLuxottica S.A.	20,232	5,620,543
Eurazeo SE	2,257	157,808
FDJ United(b)	2,935	107,693
Hermes International S.C.A.	2,370	6,534,163
Legrand S.A.	4,390	533,099
L’Oreal S.A.	1,011	427,846
LVMH Moet Hennessy Louis Vuitton SE	462	250,548
Orange S.A.	78,624	1,173,290
Publicis Groupe S.A.	1,999	217,866
Safran S.A.	14,045	4,153,180
Schneider Electric SE	22,592	5,699,228
Thales S.A.	3,393	1,038,997
TotalEnergies SE	8,414	495,230
Veolia Environnement S.A.	5,616	193,250
Vinci S.A.	3,710	530,013
		35,465,727
Germany-12.03%
adidas AG	2,158	538,140
Allianz SE	1,060	420,337
BASF S.E.	5,336	257,268
Beiersdorf AG	3,074	421,572
CTS Eventim AG & Co. KGaA	2,205	267,412
Deutsche Boerse AG	608	195,832
Deutsche Post AG	6,080	272,779
Deutsche Telekom AG	476,671	18,047,622
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
DWS Group GmbH & Co. KGaA(b)	2,680	$150,505
E.ON SE	14,380	251,981
Evonik Industries AG	7,379	159,893
Fresenius Medical Care AG	4,151	235,755
Fresenius SE & Co. KGaA	14,848	727,559
FUCHS SE, Preference Shares	5,420	273,687
GEA Group AG	38,776	2,596,630
Heidelberg Materials AG	11,607	2,274,704
Henkel AG & Co. KGaA	10,609	778,830
Henkel AG & Co. KGaA, Preference Shares	19,314	1,547,264
Infineon Technologies AG	4,431	172,246
Knorr-Bremse AG	3,065	310,079
MTU Aero Engines AG	1,111	444,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	697	451,488
Nemetschek SE	2,166	301,067
Rational AG	190	156,197
RWE AG	4,891	184,124
SAP SE	91,285	27,610,713
Scout24 SE(b)	13,697	1,865,949
Siemens AG	18,224	4,382,528
Siemens Healthineers AG(b)	4,271	226,013
		65,522,462
Hong Kong-1.52%
AIA Group Ltd.	40,958	340,920
Cathay Pacific Airways Ltd.(a)	159,432	214,409
CK Asset Holdings Ltd.	35,648	147,244
CK Hutchison Holdings Ltd.	58,127	325,011
CK Infrastructure Holdings Ltd.	35,005	226,190
CLP Holdings Ltd.	69,849	591,476
Hang Seng Bank Ltd.	14,456	201,806
Hong Kong & China Gas Co. Ltd. (The)	392,942	344,918
Hong Kong Exchanges & Clearing Ltd.	51,058	2,553,998
Jardine Matheson Holdings Ltd.	6,536	291,548
MTR Corp. Ltd.(a)	45,552	158,805
PCCW Ltd.	339,009	225,561
Power Assets Holdings Ltd.	253,586	1,603,490
Techtronic Industries Co. Ltd.	29,054	323,594
VTech Holdings Ltd.	39,767	264,285
WH Group Ltd.	524,261	482,165
		8,295,420
Ireland-0.14%
Kerry Group PLC, Class A	6,892	753,264
Israel-0.51%
Bank Hapoalim B.M.	29,283	490,474
Bank Leumi le-Israel B.M.	69,648	1,122,196
Bezeq The Israeli Telecommunication Corp. Ltd.	96,966	151,238
Elbit Systems Ltd.	1,378	552,831
Israel Discount Bank Ltd., Class A	31,845	270,769
Shufersal Ltd.	19,851	198,770
		2,786,278
Italy-1.23%
Assicurazioni Generali S.p.A.(a)	3,441	125,231
Buzzi S.p.A.	3,360	172,833
Coca-Cola HBC AG(c)	20,814	1,085,638
Enel S.p.A.	60,685	557,719
Ferrari N.V.	9,688	4,636,211
Intesa Sanpaolo S.p.A.	25,191	140,610
		6,718,242
	Shares	Value
Japan-17.94%
Ajinomoto Co., Inc.	7,934	$197,799
Azbil Corp.	38,224	334,860
Bandai Namco Holdings, Inc.	98,200	3,111,314
Bridgestone Corp.	14,811	634,149
Brother Industries Ltd.	5,940	101,093
Canon Marketing Japan, Inc.	7,724	285,817
Canon, Inc.(a)	95,577	2,911,689
Capcom Co. Ltd.	17,102	505,950
Chugai Pharmaceutical Co. Ltd.	75,645	3,943,873
COMSYS Holdings Corp.	5,148	117,708
Dai Nippon Printing Co. Ltd.	8,075	118,750
Daito Trust Construction Co. Ltd.	1,437	161,420
Daiwa House Industry Co. Ltd.	13,367	449,432
East Japan Railway Co.	10,892	227,640
ENEOS Holdings, Inc.	103,334	488,250
EXEO Group, Inc.	10,596	134,673
FANUC Corp.	29,246	778,390
Fast Retailing Co. Ltd.	4,158	1,381,147
FUJIFILM Holdings Corp.	5,940	133,710
Fujitec Co. Ltd.	16,240	644,873
Fujitsu Ltd.	106,954	2,442,712
Hikari Tsushin, Inc.	596	161,789
Hirose Electric Co. Ltd.	3,068	358,605
Hitachi Ltd.	343,205	9,535,298
Hoshizaki Corp.	7,724	286,902
Hoya Corp.	5,057	595,415
ITOCHU Corp.	10,897	576,768
Japan Real Estate Investment Corp.	158	127,928
Japan Tobacco, Inc.	22,518	688,817
Kajima Corp.	6,140	150,839
Kamigumi Co. Ltd.	6,709	185,237
Kandenko Co. Ltd.	16,127	331,057
Kao Corp.	52,321	2,381,906
KDDI Corp.	348,370	6,013,746
KDX Realty Investment Corp.	326	342,498
Kewpie Corp.(a)	5,809	136,610
Keyence Corp.	2,626	1,096,119
Kinden Corp.	26,258	708,233
Kokuyo Co. Ltd.(a)	19,012	401,043
Komatsu Ltd.	16,932	513,157
Konami Group Corp.	5,088	688,743
Kuraray Co. Ltd.	19,708	248,839
Lion Corp.	40,600	439,165
Makita Corp.	7,128	217,777
Medipal Holdings Corp.	7,824	122,021
MEIJI Holdings Co. Ltd.	6,351	141,613
MISUMI Group, Inc.	10,792	141,951
Mitsubishi Electric Corp.	53,816	1,071,029
Mitsubishi Heavy Industries Ltd.	18,899	433,970
Mitsubishi UFJ Financial Group, Inc.	14,240	198,641
Mizuho Financial Group, Inc.	4,160	115,362
MS&AD Insurance Group Holdings, Inc.	6,035	143,346
Murata Manufacturing Co. Ltd.	31,152	450,726
NEC Corp.	28,465	740,972
Nichias Corp.	4,952	170,592
Nintendo Co. Ltd.	262,262	21,337,711
Nippon Building Fund, Inc.	166	151,286
Nippon Shokubai Co. Ltd.	24,330	279,471
Nippon Telegraph & Telephone Corp.	195,610	217,187
Nitto Denko Corp.	48,924	887,474
NOF Corp.	10,992	193,873
Nomura Research Institute Ltd.	24,753	951,533
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Obayashi Corp.	9,804	$147,517
OBIC Co. Ltd.	9,253	336,757
Osaka Gas Co. Ltd.	10,516	266,999
Otsuka Corp.	10,273	210,577
Otsuka Holdings Co. Ltd.	36,693	1,860,300
Panasonic Holdings Corp.	14,556	166,371
Recruit Holdings Co. Ltd.	35,779	2,125,098
Rinnai Corp.	4,867	121,015
Sankyo Co. Ltd.	36,922	642,173
Santen Pharmaceutical Co. Ltd.	16,546	183,551
Sanwa Holdings Corp.	33,947	1,165,463
SCSK Corp.	18,147	549,277
SECOM Co. Ltd.	14,872	540,050
Seino Holdings Co. Ltd.(a)	9,804	146,923
Sekisui Chemical Co. Ltd.	39,605	686,105
Shimadzu Corp.	6,120	147,359
Shin-Etsu Chemical Co. Ltd.	4,732	150,675
Shionogi & Co. Ltd.	8,140	135,541
Skylark Holdings Co. Ltd.	7,128	156,961
SoftBank Corp.	2,091,707	3,205,120
Sohgo Security Services Co. Ltd.	82,292	571,159
Sompo Holdings, Inc.	28,074	847,202
Sony Group Corp.	164,116	4,380,541
Square Enix Holdings Co. Ltd.	2,476	155,103
Sumitomo Electric Industries Ltd.	13,204	276,196
Sumitomo Mitsui Financial Group, Inc.	5,844	149,722
Suntory Beverage & Food Ltd.	4,040	130,819
Suzuken Co. Ltd.	4,927	181,015
TDK Corp.	12,867	140,506
TIS, Inc.	12,676	414,581
Toho Co. Ltd.(a)	16,636	874,585
Tokio Marine Holdings, Inc.	18,478	779,311
Tokyo Gas Co. Ltd.	5,348	178,835
Tomy Co. Ltd.	8,120	171,605
TOPPAN Holdings, Inc.	16,499	436,897
Toray Industries, Inc.	24,756	170,313
Tosoh Corp.	10,496	154,905
Toyo Suisan Kaisha Ltd.	3,524	233,151
Trend Micro, Inc.	8,441	630,413
USS Co. Ltd.	45,652	493,272
Zenkoku Hosho Co. Ltd.	11,112	245,352
Zeon Corp.	12,280	123,175
		97,722,988
Luxembourg-0.05%
CVC Capital Partners PLC(b)	13,705	254,986
Netherlands-1.89%
ASML Holding N.V.	302	222,456
EXOR N.V.	1,426	137,269
Heineken N.V.	2,010	179,286
Koninklijke Ahold Delhaize N.V.	58,482	2,467,743
Koninklijke KPN N.V.	173,208	814,189
Koninklijke Philips N.V.	4,988	115,001
Universal Music Group N.V.(a)	8,378	268,028
Wolters Kluwer N.V.	34,474	6,112,193
		10,316,165
New Zealand-0.31%
Contact Energy Ltd.(a)	52,940	289,725
Fisher & Paykel Healthcare Corp. Ltd.	55,649	1,210,048
Xero Ltd.(c)	1,649	195,563
		1,695,336
	Shares	Value
Norway-0.92%
Equinor ASA	6,977	$163,181
Gjensidige Forsikring ASA	9,550	241,554
Kongsberg Gruppen ASA	13,741	2,417,759
Orkla ASA	143,596	1,626,680
Telenor ASA	35,192	539,824
		4,988,998
Poland-0.06%
Dino Polska S.A.(b)(c)	2,319	340,243
Portugal-0.13%
Jeronimo Martins SGPS S.A.	27,329	688,740
Singapore-1.55%
CapitaLand Ascendas REIT	64,764	132,925
DBS Group Holdings Ltd.	42,702	1,473,497
Keppel DC REIT	111,208	188,669
Oversea-Chinese Banking Corp. Ltd.	74,855	940,299
Singapore Exchange Ltd.	228,208	2,478,763
Singapore Technologies Engineering Ltd.	142,850	863,735
Singapore Telecommunications Ltd.	631,326	1,864,111
United Overseas Bank Ltd.	18,765	515,530
		8,457,529
South Korea-5.30%
Cheil Worldwide, Inc.	9,162	121,828
Coway Co. Ltd.	6,147	395,284
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,346	1,450,224
Hyundai Glovis Co. Ltd.	3,840	315,119
Hyundai Mobis Co. Ltd.	1,941	355,817
KB Financial Group, Inc.	2,144	161,323
Kia Corp.	1,915	123,849
Korean Air Lines Co. Ltd.	10,793	175,830
Krafton, Inc.(c)	827	220,895
KT&G Corp.	18,167	1,579,446
NAVER Corp.	8,783	1,190,170
Orion Corp.	3,656	292,001
S-1 Corp.	3,724	178,352
Samsung Biologics Co. Ltd.(b)(c)	6,417	4,796,560
Samsung C&T Corp.	2,382	258,177
Samsung Electro-Mechanics Co. Ltd.	2,227	196,574
Samsung Electronics Co. Ltd.	90,299	3,664,126
Samsung Electronics Co. Ltd., Preference Shares	14,396	479,788
Samsung Fire & Marine Insurance Co. Ltd.	2,498	731,066
SK hynix, Inc.	80,075	11,811,953
Yuhan Corp.	5,213	394,054
		28,892,436
Spain-1.63%
ACS Actividades de Construccion y Servicios S.A.	3,374	221,586
Aena SME S.A.(b)	1,836	493,862
Amadeus IT Group S.A.	4,138	344,098
Endesa S.A.	15,977	488,154
Iberdrola S.A.	225,404	4,130,878
Industria de Diseno Textil S.A.	49,363	2,673,786
Naturgy Energy Group S.A.(a)	6,069	179,598
Redeia Corp. S.A.	7,452	154,137
Telefonica S.A.	38,544	206,412
		8,892,511
Sweden-3.42%
AAK AB(a)	5,116	142,604
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Alfa Laval AB	5,325	$226,125
Assa Abloy AB, Class B	7,856	248,887
Atlas Copco AB, Class A	40,306	646,215
Atlas Copco AB, Class B	23,183	329,410
Boliden AB(c)	3,510	109,528
Essity AB, Class B	27,059	790,108
Industrivarden AB, Class A	7,729	279,676
Industrivarden AB, Class C(a)	11,627	419,456
Investor AB, Class A	91,379	2,682,668
Investor AB, Class B	333,667	9,807,383
Securitas AB, Class B	9,619	141,985
Skanska AB, Class B	5,468	129,842
Tele2 AB, Class B	49,119	733,550
Telefonaktiebolaget LM Ericsson, Class B(a)	125,593	1,067,115
Telia Co. AB	132,525	511,517
Volvo AB, Class B(a)	13,078	361,695
		18,627,764
Switzerland-7.01%
ABB Ltd.	98,436	5,586,014
Belimo Holding AG	380	368,339
Chocoladefabriken Lindt & Spruengli AG	2	314,775
Chocoladefabriken Lindt & Spruengli AG, PC(a)	21	338,731
Cie Financiere Richemont S.A.	728	137,621
DSM-Firmenich AG	2,854	317,649
EMS-Chemie Holding AG	202	153,772
Geberit AG	783	585,879
Givaudan S.A.	57	287,164
Lonza Group AG(c)	364	253,027
Nestle S.A.	14,283	1,524,356
Partners Group Holding AG	746	1,003,175
PSP Swiss Property AG	1,315	231,862
Roche Holding AG	70,054	22,733,857
Roche Holding AG, BR	2,647	906,061
Sandoz Group AG(a)	6,080	309,858
Schindler Holding AG	1,853	638,372
Schindler Holding AG, PC	3,659	1,306,159
SGS S.A.	3,742	391,517
Sonova Holding AG, Class A	331	104,152
Swiss Prime Site AG	1,053	150,014
Zurich Insurance Group AG	743	522,088
		38,164,442
United Kingdom-18.86%
3i Group PLC	443,672	24,390,488
Admiral Group PLC	7,437	336,237
AstraZeneca PLC	93,102	13,650,119
Auto Trader Group PLC(b)	30,800	330,150
BAE Systems PLC	25,098	644,083
Beazley PLC	32,910	419,750
British American Tobacco PLC	163,760	7,378,788
BT Group PLC(a)	114,658	277,854
Bunzl PLC	7,297	234,085
Coca-Cola Europacific Partners PLC	6,985	641,842
Compass Group PLC	118,247	4,161,611
Diploma PLC	7,405	468,581
Haleon PLC	624,941	3,491,736
Halma PLC	30,582	1,200,008
Hikma Pharmaceuticals PLC	8,946	258,460
HSBC Holdings PLC	41,343	487,497
IMI PLC	6,174	165,775
Imperial Brands PLC	185,659	7,047,339
	Shares	Value
United Kingdom-(continued)
InterContinental Hotels Group PLC	6,633	$760,741
Intertek Group PLC	8,498	549,193
J Sainsbury PLC	38,106	146,687
National Grid PLC(a)	72,293	1,024,636
Next PLC	4,539	788,432
Pearson PLC	23,719	372,858
Reckitt Benckiser Group PLC	71,131	4,839,625
RELX PLC	140,183	7,550,559
Rightmove PLC	35,623	359,270
Sage Group PLC (The)	46,182	760,199
Shell PLC	98,392	3,249,332
Smith & Nephew PLC	8,332	121,015
Smiths Group PLC	51,156	1,488,311
SSE PLC	10,888	259,431
Tesco PLC	683,182	3,578,026
Unilever PLC	175,136	11,155,830
Vodafone Group PLC	134,003	139,094
		102,727,642
United States-6.05%
Alcon AG	5,630	485,694
BP PLC	21,654	105,378
Experian PLC	35,732	1,781,230
Ferrovial SE	6,815	347,127
GSK PLC	34,252	696,414
Holcim AG(c)	20,426	2,267,404
Novartis AG	150,426	17,394,187
Oracle Corp.(a)(c)	2,000	233,644
Sanofi S.A.	87,515	8,666,050
Swiss Re AG	1,167	206,566
Waste Connections, Inc.	3,853	757,345
		32,941,039
Total Common Stocks & Other Equity Interests (Cost $484,848,890)		542,173,002
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $1,234,800)	1,234,800	1,234,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $486,083,690)		543,407,802
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.81%
Invesco Private Government Fund, 4.29%(d)(e)(f)	2,730,884	2,730,884
Invesco Private Prime Fund, 4.45%(d)(e)(f)	7,105,956	7,107,377
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,838,261)		9,838,261
TOTAL INVESTMENTS IN SECURITIES-101.56% (Cost $495,921,951)		553,246,063
OTHER ASSETS LESS LIABILITIES-(1.56)%		(8,474,712)
NET ASSETS-100.00%		$544,771,351
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $8,737,843, which represented 1.60% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,651,957	$(17,417,157)	$-	$-	$1,234,800	$6,899
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	570,928	28,024,290	(25,864,334)	-	-	2,730,884	111,815 *
Invesco Private Prime Fund	1,489,084	69,107,241	(63,487,835)	(83)	(1,030)	7,107,377	296,839 *
Total	$2,060,012	$115,783,488	$(106,769,326)	$(83)	$(1,030)	$11,073,061	$415,553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-12.22%
Alphabet, Inc., Class A	742,668	$127,545,802
Alphabet, Inc., Class C	628,810	108,689,808
AT&T, Inc.	1,155,777	32,130,601
Comcast Corp., Class A	84,194	2,910,587
Electronic Arts, Inc.	48,401	6,959,096
Liberty Broadband Corp.(b)(c)	64,295	0
Meta Platforms, Inc., Class A	308,856	199,981,171
Netflix, Inc.(b)	41,390	49,967,250
New York Times Co. (The), Class A	25,942	1,481,807
Spotify Technology S.A. (Sweden)(b)	5,520	3,671,573
T-Mobile US, Inc.	113,293	27,439,565
Verizon Communications, Inc.	408,362	17,951,593
Walt Disney Co. (The)	74,722	8,446,575
		587,175,428
Consumer Discretionary-10.43%
Amazon.com, Inc.(b)	1,101,377	225,793,299
AutoZone, Inc.(b)	1,731	6,461,892
Booking Holdings, Inc.	11,520	63,578,073
Chipotle Mexican Grill, Inc.(b)	279,923	14,018,544
eBay, Inc.	86,887	6,357,522
Garmin Ltd.	44,041	8,939,002
General Motors Co.	46,516	2,307,659
Hilton Worldwide Holdings, Inc.	29,875	7,422,145
Home Depot, Inc. (The)	139,020	51,199,676
Lennar Corp., Class A	9,608	1,019,217
Lowe’s Cos., Inc.	32,771	7,397,398
Marriott International, Inc., Class A	10,589	2,793,696
McDonald’s Corp.	40,710	12,776,833
NIKE, Inc., Class B	23,592	1,429,439
NVR, Inc.(b)	494	3,515,269
O’Reilly Automotive, Inc.(b)	18,240	24,943,200
PulteGroup, Inc.	12,879	1,262,528
Ross Stores, Inc.	7,422	1,039,748
SharkNinja, Inc.(b)(d)	13,242	1,217,337
Starbucks Corp.	19,491	1,636,269
Texas Roadhouse, Inc.	11,623	2,268,926
TJX Cos., Inc. (The)	355,711	45,139,726
Tractor Supply Co.(d)	154,549	7,480,172
Yum! Brands, Inc.	9,330	1,342,960
		501,340,530
Consumer Staples-16.42%
Altria Group, Inc.	677,049	41,035,940
BellRing Brands, Inc.(b)	21,083	1,327,175
BJ’s Wholesale Club Holdings, Inc., Class C(b)	14,694	1,663,508
Church & Dwight Co., Inc.	33,415	3,285,029
Coca-Cola Co. (The)	210,715	15,192,551
Coca-Cola Consolidated, Inc.	8,825	1,011,786
Colgate-Palmolive Co.	221,006	20,540,298
Costco Wholesale Corp.	242,656	252,405,918
General Mills, Inc.	17,463	947,542
Ingredion, Inc.	8,350	1,161,652
Kellanova	38,970	3,220,091
Kenvue, Inc.	171,272	4,088,263
Kimberly-Clark Corp.	62,863	9,037,185
Kroger Co. (The)	85,133	5,808,625
Monster Beverage Corp.(b)	50,935	3,257,293
PepsiCo, Inc.	34,865	4,583,004
Philip Morris International, Inc.	432,611	78,125,220
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	533,210	$90,587,047
Walmart, Inc.	2,547,538	251,492,951
		788,771,078
Energy-0.94%
Chevron Corp.	51,029	6,975,664
Exxon Mobil Corp.	341,836	34,969,823
Williams Cos., Inc. (The)	48,678	2,945,506
		44,890,993
Financials-16.19%
Aflac, Inc.	24,255	2,511,363
American Express Co.	46,110	13,558,645
Aon PLC, Class A	38,971	14,500,330
Arch Capital Group Ltd.	117,233	11,141,824
Arthur J. Gallagher & Co.	3,830	1,330,695
Bank of America Corp.	24,700	1,090,011
Berkshire Hathaway, Inc., Class B(b)	513,147	258,605,562
BlackRock, Inc.	11,023	10,801,327
Blackstone, Inc., Class A	17,971	2,493,656
Brown & Brown, Inc.	68,941	7,783,439
Capital One Financial Corp.	6,351	1,201,292
Cboe Global Markets, Inc.	18,434	4,223,598
Chubb Ltd.	25,456	7,565,523
Cincinnati Financial Corp.	30,334	4,574,974
Corpay, Inc.(b)	7,632	2,481,240
Evercore, Inc., Class A	5,206	1,205,137
FactSet Research Systems, Inc.	5,741	2,630,871
Fidelity National Information Services, Inc.	26,502	2,109,824
Fiserv, Inc.(b)	96,648	15,733,328
Hartford Insurance Group, Inc. (The)	10,364	1,345,662
Houlihan Lokey, Inc.	25,891	4,522,640
JPMorgan Chase & Co.	28,938	7,639,632
Kinsale Capital Group, Inc.(d)	4,260	2,010,677
LPL Financial Holdings, Inc.	10,337	4,002,073
Marsh & McLennan Cos., Inc.	125,810	29,396,765
Mastercard, Inc., Class A	202,627	118,658,371
Moody’s Corp.	39,441	18,904,860
MSCI, Inc.	11,764	6,635,131
Nasdaq, Inc.	37,379	3,122,642
PayPal Holdings, Inc.(b)	75,452	5,302,767
Progressive Corp. (The)	113,801	32,425,319
RenaissanceRe Holdings Ltd. (Bermuda)	7,252	1,808,794
RLI Corp.	21,321	1,638,945
S&P Global, Inc.	11,341	5,816,345
SEI Investments Co.	35,451	3,022,552
T. Rowe Price Group, Inc.	32,454	3,037,370
Tradeweb Markets, Inc., Class A	21,882	3,160,855
Travelers Cos., Inc. (The)	6,494	1,790,396
Visa, Inc., Class A	424,756	155,116,644
W.R. Berkley Corp.	21,034	1,571,029
Willis Towers Watson PLC	4,260	1,348,503
		777,820,611
Health Care-7.75%
Abbott Laboratories	73,552	9,825,076
AbbVie, Inc.	228,275	42,484,260
Amgen, Inc.	8,018	2,310,627
Boston Scientific Corp.(b)	115,160	12,121,741
Bristol-Myers Squibb Co.	127,700	6,165,356
Cardinal Health, Inc.	60,779	9,386,709
Cencora, Inc.	35,757	10,413,869
Cigna Group (The)	11,574	3,664,791
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	53,387	$4,175,931
Elevance Health, Inc.	3,876	1,487,764
Eli Lilly and Co.	41,340	30,495,278
Exelixis, Inc.(b)	32,920	1,416,877
GE HealthCare Technologies, Inc.	55,440	3,910,738
Gilead Sciences, Inc.	108,274	11,918,802
HCA Healthcare, Inc.	8,040	3,066,376
Humana, Inc.	6,632	1,546,118
Intuitive Surgical, Inc.(b)	74,815	41,323,317
Johnson & Johnson	182,805	28,373,164
McKesson Corp.	78,467	56,457,791
Medtronic PLC	51,970	4,312,471
Merck & Co., Inc.	61,286	4,709,216
Regeneron Pharmaceuticals, Inc.	1,974	967,813
ResMed, Inc.	37,925	9,283,661
Stryker Corp.	42,739	16,353,651
Thermo Fisher Scientific, Inc.	3,811	1,535,147
United Therapeutics Corp.(b)	14,726	4,695,385
UnitedHealth Group, Inc.	122,497	36,983,069
Veeva Systems, Inc., Class A(b)	9,024	2,524,013
Vertex Pharmaceuticals, Inc.(b)	23,730	10,489,846
		372,398,857
Industrials-11.66%
3M Co.	51,971	7,709,898
AAON, Inc.	29,381	2,829,096
Acuity, Inc.	4,929	1,280,998
Allegion PLC	7,858	1,121,337
Allison Transmission Holdings, Inc.	28,495	2,949,802
Amentum Holdings, Inc.(b)	13	269
AMETEK, Inc.	11,607	2,074,635
Armstrong World Industries, Inc.	7,969	1,240,215
Automatic Data Processing, Inc.	132,210	43,038,321
Booz Allen Hamilton Holding Corp.	12,790	1,358,937
Broadridge Financial Solutions, Inc.	24,529	5,956,377
BWX Technologies, Inc.	21,266	2,671,010
CACI International, Inc., Class A(b)(d)	2,371	1,014,788
Carlisle Cos., Inc.	7,112	2,703,840
Carrier Global Corp.	108,168	7,701,562
Caterpillar, Inc.	77,940	27,125,458
Cintas Corp.	132,258	29,956,437
Comfort Systems USA, Inc.	7,437	3,556,596
Copart, Inc.(b)	116,853	6,015,592
Core & Main, Inc., Class A(b)	47,882	2,624,412
Crane Co.	15,897	2,724,746
CSX Corp.	65,555	2,070,882
Cummins, Inc.	59,564	19,148,635
Curtiss-Wright Corp.	8,066	3,549,927
Donaldson Co., Inc.	18,580	1,292,239
Dover Corp.	10,802	1,920,055
Eaton Corp. PLC	75,051	24,031,330
EMCOR Group, Inc.	15,960	7,530,886
Emerson Electric Co.	18,656	2,227,153
Fastenal Co.	370,221	15,304,936
FedEx Corp.	8,366	1,824,625
Ferguson Enterprises, Inc.	4,718	860,280
GE Vernova, Inc.	17,663	8,354,246
General Dynamics Corp.	22,026	6,134,021
General Electric Co.	170,427	41,909,704
Graco, Inc.	18,336	1,552,326
Honeywell International, Inc.	42,788	9,698,756
Howmet Aerospace, Inc.	23,794	4,042,363
Hubbell, Inc.	2,931	1,141,859
	Shares	Value
Industrials-(continued)
Illinois Tool Works, Inc.	25,959	$6,362,032
Ingersoll Rand, Inc.	59,504	4,857,907
ITT, Inc.	19,188	2,888,562
Jacobs Solutions, Inc.	36,662	4,630,411
Johnson Controls International PLC	44,186	4,479,135
L3Harris Technologies, Inc.	4,769	1,165,257
Leidos Holdings, Inc.	16,306	2,421,767
Lennox International, Inc.	5,114	2,886,597
Lockheed Martin Corp.	51,523	24,853,665
Northrop Grumman Corp.	6,867	3,328,916
Old Dominion Freight Line, Inc.	36,768	5,889,131
Otis Worldwide Corp.	31,800	3,032,130
Owens Corning	6,443	863,040
PACCAR, Inc.	74,698	7,010,407
Parker-Hannifin Corp.	9,913	6,589,171
Paychex, Inc.	91,871	14,507,350
Pentair PLC	15,523	1,539,571
Quanta Services, Inc.	15,761	5,399,088
Republic Services, Inc.	38,463	9,896,145
Rollins, Inc.	102,920	5,892,170
RTX Corp.	153,617	20,965,648
Snap-on, Inc.	17,081	5,478,731
Southwest Airlines Co.(d)	38,299	1,278,421
Trane Technologies PLC	75,459	32,467,744
TransDigm Group, Inc.	2,686	3,944,203
Union Pacific Corp.	6,048	1,340,600
United Parcel Service, Inc., Class B	11,291	1,101,324
United Rentals, Inc.	1,943	1,376,382
Veralto Corp.	39,763	4,017,256
Verisk Analytics, Inc.	40,595	12,752,513
W.W. Grainger, Inc.	20,921	22,752,843
Wabtec Corp.	22,973	4,647,897
Waste Management, Inc.	72,566	17,486,229
Watsco, Inc.	5,491	2,435,643
Woodward, Inc.	6,659	1,440,541
		560,226,976
Information Technology-21.06%
Accenture PLC, Class A (Ireland)	47,355	15,003,011
Adobe, Inc.(b)	15,209	6,313,104
Amphenol Corp., Class A	145,192	13,057,117
Apple, Inc.	988,707	198,581,801
Applied Materials, Inc.	29,850	4,678,987
Arista Networks, Inc.(b)	196,643	17,037,149
Autodesk, Inc.(b)	8,866	2,625,400
Broadcom, Inc.	311,372	75,373,820
Cadence Design Systems, Inc.(b)	5,168	1,483,578
Cisco Systems, Inc.	224,993	14,183,559
Cognizant Technology Solutions Corp., Class A	21,320	1,726,707
Corning, Inc.	23,580	1,169,332
F5, Inc.(b)	7,572	2,160,897
Fair Isaac Corp.(b)	5,317	9,178,631
Fortinet, Inc.(b)	68,492	6,971,116
Gartner, Inc.(b)	4,690	2,046,810
GoDaddy, Inc., Class A(b)	12,800	2,331,520
Guidewire Software, Inc.(b)	4,893	1,052,093
International Business Machines Corp.	60,157	15,584,272
Intuit, Inc.	43,685	32,915,337
KLA Corp.	5,109	3,866,900
Manhattan Associates, Inc.(b)	5,103	963,344
Microsoft Corp.	550,071	253,230,686
Motorola Solutions, Inc.	80,297	33,353,768
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
NetApp, Inc.	25,443	$2,522,928
NVIDIA Corp.	1,312,020	177,293,263
Oracle Corp.	54,577	9,034,131
Palo Alto Networks, Inc.(b)	37,182	7,154,560
QUALCOMM, Inc.	71,658	10,404,742
Salesforce, Inc.	192,143	50,988,988
ServiceNow, Inc.(b)	28,472	28,787,754
Synopsys, Inc.(b)	1,882	873,210
Texas Instruments, Inc.	47,525	8,689,946
Tyler Technologies, Inc.(b)	2,183	1,259,569
		1,011,898,030
Materials-1.32%
Air Products and Chemicals, Inc.	14,270	3,980,046
AptarGroup, Inc.	11,489	1,819,858
Ardagh Group S.A., Class A(b)(c)	16,070	67,775
Corteva, Inc.	25,777	1,825,012
CRH PLC	101,014	9,208,436
DuPont de Nemours, Inc.	17,556	1,172,741
Eagle Materials, Inc.	5,843	1,181,513
Ecolab, Inc.	23,309	6,191,336
International Paper Co.	26,108	1,248,223
Linde PLC	40,959	19,151,609
Martin Marietta Materials, Inc.	4,022	2,202,246
Packaging Corp. of America	12,790	2,470,644
RPM International, Inc.	15,183	1,728,433
Sherwin-Williams Co. (The)	25,133	9,017,972
Vulcan Materials Co.	8,609	2,281,988
		63,547,832
Real Estate-0.34%
AvalonBay Communities, Inc.	9,213	1,904,972
CBRE Group, Inc., Class A(b)	10,545	1,318,336
Equity Residential	18,524	1,299,273
Mid-America Apartment Communities, Inc.	7,402	1,159,523
Millrose Properties, Inc.(b)	4,796	133,665
Public Storage	34,426	10,617,323
		16,433,092
Utilities-1.59%
Ameren Corp.	24,173	2,341,880
American Electric Power Co., Inc.	29,850	3,089,176
Atmos Energy Corp.	15,113	2,337,679
Dominion Energy, Inc.	55,440	3,141,785
Duke Energy Corp.	51,285	6,037,270
	Shares	Value
Utilities-(continued)
Edison International	18,349	$1,021,122
Entergy Corp.	48,066	4,002,936
Evergy, Inc.	18,107	1,202,486
Exelon Corp.	38,508	1,687,421
NextEra Energy, Inc.	196,292	13,866,067
NiSource, Inc.	41,010	1,621,535
NRG Energy, Inc.	24,789	3,864,605
PPL Corp.	66,924	2,325,609
Public Service Enterprise Group, Inc.	100,800	8,167,824
Sempra	46,910	3,686,657
Southern Co. (The)	76,700	6,903,000
Vistra Corp.	34,691	5,570,334
WEC Energy Group, Inc.	22,781	2,447,591
Xcel Energy, Inc.	44,057	3,088,396
		76,403,373
Total Common Stocks & Other Equity Interests (Cost $4,384,642,875)		4,800,906,800
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $2,021,939)	2,021,939	2,021,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,386,664,814)		4,802,928,739
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.24%
Invesco Private Government Fund, 4.29%(e)(f)(g)	3,155,123	3,155,123
Invesco Private Prime Fund, 4.45%(e)(f)(g)	8,158,684	8,160,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,315,439)		11,315,439
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $4,397,980,253)		4,814,244,178
OTHER ASSETS LESS LIABILITIES-(0.20)%		(9,433,178)
NET ASSETS-100.00%		$4,804,811,000
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at May 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,893,789	$54,496,321	$(55,368,171)	$-	$-	$2,021,939	$39,962
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,826,081	142,102,967	(153,773,925)	-	-	3,155,123	299,006 *
Invesco Private Prime Fund	39,995,309	295,845,990	(327,675,993)	(2,485)	(2,505)	8,160,316	813,647 *
Total	$57,715,179	$492,445,278	$(536,818,089)	$(2,485)	$(2,505)	$13,337,378	$1,152,615

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-0.80%
Cinemark Holdings, Inc.	3,846	$129,880
Grindr, Inc. (Singapore), (Acquired 07/05/2024 - 02/10/2025; Cost $50,498)(b)(c)(d)	4,101	100,146
IDT Corp., Class B	1,400	86,226
IMAX Corp.(b)(c)	4,964	138,247
Integral Ad Science Holding Corp.(b)(c)	5,033	40,969
John Wiley & Sons, Inc., Class A	9,177	359,004
Madison Square Garden Entertainment Corp.(b)(c)	5,858	217,390
QuinStreet, Inc.(b)	3,836	58,576
Spok Holdings, Inc.	6,556	106,207
TEGNA, Inc.	19,675	328,966
Telephone and Data Systems, Inc.	3,984	136,890
Vimeo, Inc.(b)	10,785	47,023
Yelp, Inc.(b)	2,834	108,174
		1,857,698
Consumer Discretionary-6.86%
Abercrombie & Fitch Co., Class A(b)	10,113	793,769
Academy Sports & Outdoors, Inc.(c)	1,988	81,329
Accel Entertainment, Inc.(b)	9,902	111,100
Acushnet Holdings Corp.	5,073	346,182
Adtalem Global Education, Inc.(b)	10,975	1,449,029
American Eagle Outfitters, Inc.(c)	8,294	90,902
Boot Barn Holdings, Inc.(b)	4,135	662,882
Brinker International, Inc.(b)	1,334	230,288
Buckle, Inc. (The)	4,597	195,878
Carriage Services, Inc.	1,386	60,291
Cavco Industries, Inc.(b)	696	301,782
Cheesecake Factory, Inc. (The)(c)	7,992	440,919
Dorman Products, Inc.(b)	8,302	1,073,532
Flexsteel Industries, Inc.	1,790	54,362
Frontdoor, Inc.(b)	26,010	1,430,810
Global Business Travel Group, Inc.(b)(c)	30,576	191,100
Graham Holdings Co., Class B	566	540,196
Green Brick Partners, Inc.(b)	2,523	147,469
Group 1 Automotive, Inc.	256	108,524
Hanesbrands, Inc.(b)	48,616	240,649
Hilton Grand Vacations, Inc.(b)(c)	2,137	81,569
Installed Building Products, Inc.(c)	810	129,179
KB Home	4,427	228,345
Kontoor Brands, Inc.	11,311	775,935
Laureate Education, Inc., Class A(b)	31,731	713,947
La-Z-Boy, Inc.	2,359	98,819
Life Time Group Holdings, Inc.(b)	7,968	227,885
Lincoln Educational Services Corp.(b)(c)	5,365	127,687
M/I Homes, Inc.(b)	338	36,034
Meritage Homes Corp.	1,056	67,172
Modine Manufacturing Co.(b)(c)	1,141	103,603
Monarch Casino & Resort, Inc.	1,082	90,607
Nathan’s Famous, Inc.	1,055	112,864
OneSpaWorld Holdings Ltd. (Bahamas)(c)	11,297	213,061
Perdoceo Education Corp.	10,928	371,989
PHINIA, Inc.	9,689	420,503
Rush Street Interactive, Inc.(b)(c)	17,443	221,352
Shake Shack, Inc., Class A(b)	3,750	486,712
Signet Jewelers Ltd.(c)	1,072	71,363
Six Flags Entertainment Corp.(c)	2,029	68,093
Steven Madden Ltd.	3,592	88,543
Strategic Education, Inc.	1,722	157,098
Stride, Inc.(b)(c)	4,676	707,900
	Shares	Value
Consumer Discretionary-(continued)
Super Group (SGHC) Ltd. (Guernsey)(c)	22,383	$195,627
Sweetgreen, Inc., Class A(b)(c)	3,014	40,448
Taylor Morrison Home Corp., Class A(b)	2,806	157,922
Tri Pointe Homes, Inc.(b)	1,680	49,526
Universal Technical Institute, Inc.(b)	8,087	287,331
Urban Outfitters, Inc.(b)	5,321	371,938
Victoria’s Secret & Co.(b)	5,242	111,183
Warby Parker, Inc., Class A(b)	11,429	241,952
Weyco Group, Inc.(c)	1,979	62,061
Winmark Corp.	446	189,470
Wolverine World Wide, Inc.	8,613	146,938
		16,005,649
Consumer Staples-6.66%
Andersons, Inc. (The)	2,388	84,798
Cal-Maine Foods, Inc.	1,697	162,793
Central Garden & Pet Co., Class A(b)	1,618	51,727
Dole PLC	3,948	55,904
Edgewell Personal Care Co.	2,168	59,880
Energizer Holdings, Inc.	5,620	130,890
Fresh Del Monte Produce, Inc.	7,196	254,163
Interparfums, Inc.	1,289	175,588
J&J Snack Foods Corp.	894	102,962
Lancaster Colony Corp.	4,548	761,335
Natural Grocers by Vitamin Cottage, Inc.	3,460	168,952
PriceSmart, Inc.	9,421	1,017,279
Primo Brands Corp.	47,117	1,558,159
Simply Good Foods Co. (The)(b)	3,249	112,123
Sprouts Farmers Market, Inc.(b)	50,652	8,755,705
TreeHouse Foods, Inc.(b)	2,667	59,901
Turning Point Brands, Inc.	2,965	220,359
Utz Brands, Inc.	4,474	59,191
Village Super Market, Inc., Class A	3,140	121,141
Vita Coco Co., Inc. (The)(b)(c)	3,247	115,561
Vital Farms, Inc.(b)(c)	16,072	511,732
WD-40 Co.	3,256	793,259
Weis Markets, Inc.	2,611	197,914
		15,531,316
Energy-0.89%
Archrock, Inc.	15,028	374,197
Aris Water Solutions, Inc., Class A	4,300	94,772
Atlas Energy Solutions, Inc.(c)	3,406	41,383
Cactus, Inc., Class A	879	36,039
CNX Resources Corp.(b)(c)	1,743	56,264
Core Natural Resources, Inc.	1,710	118,503
DHT Holdings, Inc.	16,540	191,533
Golar LNG Ltd. (Cameroon)	6,491	267,170
International Seaways, Inc.	3,505	129,860
Kodiak Gas Services, Inc.	1,625	57,379
Magnolia Oil & Gas Corp., Class A	4,445	95,567
Noble Corp. PLC	5,120	126,822
Ranger Energy Services, Inc., Class A	3,340	35,571
Scorpio Tankers, Inc. (Monaco)	1,230	48,880
Select Water Solutions, Inc., Class A	12,117	97,421
SFL Corp. Ltd. (Norway)	8,359	71,720
Sitio Royalties Corp., Class A	6,340	108,224
Solaris Energy Infrastructure, Inc., Class B	3,311	90,821
Vitesse Energy, Inc.(c)	2,314	48,432
		2,090,558
Financials-26.82%
1st Source Corp.	2,681	162,361
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Acadian Asset Management, Inc.	6,161	$185,508
Amalgamated Financial Corp.	2,662	80,446
Ameris Bancorp	9,647	593,001
AMERISAFE, Inc.	4,849	230,182
Arbor Realty Trust, Inc.(c)	17,594	168,551
ARMOUR Residential REIT, Inc.(c)	3,425	55,519
Arrow Financial Corp.	2,356	60,667
Artisan Partners Asset Management, Inc., Class A	9,349	376,765
Associated Banc-Corp	22,983	532,516
Atlantic Union Bankshares Corp., Class B	18,050	541,861
AvidXchange Holdings, Inc.(b)	12,218	119,614
Axos Financial, Inc.(b)	9,812	682,326
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	6,762	260,540
BancFirst Corp.	2,955	365,548
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)(c)	5,381	220,729
Bancorp, Inc. (The)(b)	5,152	263,267
Bank First Corp.	1,320	153,516
Bank of Hawaii Corp.	2,666	177,316
Bank of Marin Bancorp	2,156	45,944
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	5,456	230,025
BankUnited, Inc.	7,179	243,942
Banner Corp.	6,356	391,847
Bar Harbor Bankshares	1,687	49,058
Berkshire Hills Bancorp, Inc.	4,434	109,786
BGC Group, Inc., Class A	49,154	456,149
Blackstone Mortgage Trust, Inc., Class A(c)	6,810	128,641
Bread Financial Holdings, Inc.	2,120	108,629
Brookline Bancorp, Inc.	12,333	127,400
Burford Capital Ltd.(c)	4,487	57,703
Burke & Herbert Financial Services Corp.	1,481	84,299
Business First Bancshares, Inc.	2,667	63,448
Byline Bancorp, Inc.	4,766	123,296
Cadence Bank(c)	25,753	780,316
Camden National Corp.	2,240	88,122
Capital City Bank Group, Inc.	2,047	77,254
Capitol Federal Financial, Inc.	8,904	50,842
Cathay General Bancorp	8,856	379,524
Central Pacific Financial Corp.	6,128	163,618
Chimera Investment Corp.(c)	4,655	61,353
City Holding Co.(c)	2,485	292,957
CNB Financial Corp.	2,666	57,772
CNO Financial Group, Inc.	21,130	802,095
Coastal Financial Corp.(b)	1,478	129,901
Cohen & Steers, Inc.	8,543	656,444
Community Financial System, Inc.	10,063	565,943
Community Trust Bancorp, Inc.	3,515	179,441
Compass Diversified Holdings	4,012	26,961
ConnectOne Bancorp, Inc.	3,169	72,792
Customers Bancorp, Inc.(b)(c)	1,286	65,535
CVB Financial Corp.	12,665	237,469
Diamond Hill Investment Group, Inc.	343	48,452
Dime Community Bancshares, Inc., Class B	5,029	129,044
Donnelley Financial Solutions, Inc.(b)	1,318	71,805
Dynex Capital, Inc.	5,962	71,782
Eastern Bankshares, Inc.	26,431	396,465
Employers Holdings, Inc.	7,064	343,805
Enact Holdings, Inc.	7,124	252,190
Enova International, Inc.(b)	2,615	242,332
	Shares	Value
Financials-(continued)
Enstar Group Ltd.(b)	1,466	$491,125
Enterprise Financial Services Corp.	6,148	325,475
Equity Bancshares, Inc., Class A	2,352	91,587
Esquire Financial Holdings, Inc.(c)	1,827	165,782
Essent Group Ltd.	15,280	886,240
Farmers National Banc Corp.	3,834	50,724
FB Financial Corp.	6,087	265,698
Federal Agricultural Mortgage Corp., Class C	1,219	227,246
Fidelis Insurance Holdings Ltd. (United Kingdom)	20,787	363,357
Financial Institutions, Inc.	2,200	56,804
First Bancorp	23,913	477,782
First Bancorp/Southern Pines NC	4,417	182,731
First Busey Corp.	9,070	200,628
First Business Financial Services, Inc.	1,211	59,060
First Commonwealth Financial Corp.	15,439	241,157
First Community Bankshares, Inc.	2,656	99,866
First Financial Bancorp	13,350	322,536
First Financial Bankshares, Inc.(c)	25,808	909,990
First Financial Corp.	1,649	85,484
First Interstate BancSystem, Inc., Class A	7,232	196,349
First Merchants Corp.	7,773	293,042
First Mid Bancshares, Inc.	3,297	116,318
FirstCash Holdings, Inc.	4,549	581,863
Five Star Bancorp	3,303	92,352
Franklin BSP Realty Trust, Inc.	6,353	70,074
Fulton Financial Corp.	28,461	490,952
GCM Grosvenor, Inc., Class A	9,750	122,947
Genworth Financial, Inc., Class A(b)	27,216	191,873
German American Bancorp, Inc.	6,425	245,531
Glacier Bancorp, Inc.(c)	15,886	658,792
Goosehead Insurance, Inc., Class A(c)	2,905	314,495
Great Southern Bancorp, Inc.	890	49,787
Greenlight Capital Re Ltd., Class A(b)	6,865	99,131
HA Sustainable Infrastructure Capital, Inc.(c)	5,636	141,182
Hamilton Insurance Group Ltd., Class B (Bermuda)(b)	5,770	125,555
Hamilton Lane, Inc., Class A(c)	17,862	2,661,438
Hancock Whitney Corp.	8,583	469,233
Hanmi Financial Corp.	4,337	99,404
HarborOne Bancorp, Inc.	4,975	56,616
HCI Group, Inc.(c)	1,300	219,401
Heritage Commerce Corp.	6,164	57,079
Heritage Financial Corp.	4,698	109,839
Hingham Institution for Savings (The)(c)	297	71,996
Home BancShares, Inc.	28,988	820,071
HomeTrust Bancshares, Inc.	2,825	101,954
Hope Bancorp, Inc.	14,503	145,610
Horace Mann Educators Corp.	8,558	371,674
Horizon Bancorp, Inc.	5,543	82,258
Independent Bank Corp.	4,289	263,773
Independent Bank Corp.	4,144	130,660
International Bancshares Corp.	11,602	726,633
International Money Express, Inc.(b)	6,242	68,849
Investors Title Co.	553	129,413
Jackson Financial, Inc., Class A	14,756	1,208,664
Ladder Capital Corp.	7,492	78,816
Lakeland Financial Corp.	2,444	146,322
Live Oak Bancshares, Inc.	2,085	57,233
Mercantile Bank Corp.	2,268	100,155
Merchants Bancorp	3,448	110,405
Mercury General Corp.	8,473	546,339
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
MetroCity Bankshares, Inc.	3,537	$98,824
Mid Penn Bancorp, Inc.(c)	2,465	65,692
MidWestOne Financial Group, Inc.	2,178	62,617
Moelis & Co., Class A	5,880	335,807
Mr. Cooper Group, Inc.(b)	13,833	1,791,788
National Bank Holdings Corp., Class A	6,102	220,587
NBT Bancorp, Inc.	6,054	253,360
NCR Atleos Corp.(b)	17,464	462,971
Nelnet, Inc., Class A	2,029	235,729
Nicolet Bankshares, Inc.	2,454	300,959
NMI Holdings, Inc., Class A(b)	15,669	622,373
Northeast Bank	1,481	124,152
Northeast Community Bancorp, Inc.	4,541	102,717
Northfield Bancorp, Inc.	4,485	52,385
Northrim BanCorp, Inc.	1,078	98,745
Northwest Bancshares, Inc.	20,965	257,450
OceanFirst Financial Corp.	7,110	119,519
OFG Bancorp	6,189	254,615
Old National Bancorp	51,587	1,076,105
Old Second Bancorp, Inc.	5,260	87,000
Orrstown Financial Services, Inc.	3,849	115,701
Pacific Premier Bancorp, Inc.	3,973	84,228
Palomar Holdings, Inc.(b)	6,370	1,092,264
Park National Corp.	3,431	557,743
Pathward Financial, Inc.	5,112	398,992
Payoneer Global, Inc.(b)	78,777	536,471
Peapack-Gladstone Financial Corp.	1,791	49,109
PennyMac Financial Services, Inc.	1,859	178,464
Peoples Bancorp, Inc.	3,493	102,415
Perella Weinberg Partners	8,317	144,466
Piper Sandler Cos.	5,624	1,414,155
PJT Partners, Inc., Class A(c)	7,469	1,125,280
Preferred Bank(c)	2,239	187,203
PROG Holdings, Inc.	2,270	65,444
Provident Financial Services, Inc.	15,029	250,984
QCR Holdings, Inc.	3,715	250,019
Radian Group, Inc.	34,731	1,186,064
RBB Bancorp	2,513	42,671
Renasant Corp.	10,674	374,124
Republic Bancorp, Inc., Class A	2,073	142,083
S&T Bancorp, Inc.	7,276	266,738
Safety Insurance Group, Inc.	1,746	143,416
Seacoast Banking Corp. of Florida	4,895	126,438
Selective Insurance Group, Inc.	13,451	1,183,957
ServisFirst Bancshares, Inc.	9,924	738,643
Shore Bancshares, Inc.	3,263	47,281
Sierra Bancorp	2,409	65,934
Simmons First National Corp., Class A	17,968	337,080
SiriusPoint Ltd. (Sweden)(b)	18,794	368,174
Skyward Specialty Insurance Group, Inc.(b)	12,168	770,843
SmartFinancial, Inc.	3,354	106,590
South Plains Financial, Inc.	2,359	84,853
Southern Missouri Bancorp, Inc.	1,413	74,409
Southside Bancshares, Inc.	3,400	95,846
SouthState Corp.	12,403	1,088,983
Stellar Bancorp, Inc.	4,271	114,975
StepStone Group, Inc., Class A	19,233	1,112,629
Stewart Information Services Corp.	4,058	244,860
Stock Yards Bancorp, Inc.	5,817	427,899
StoneX Group, Inc.(b)	7,916	670,129
Texas Capital Bancshares, Inc.(b)	5,625	403,256
Third Coast Bancshares, Inc.(b)(c)	3,026	92,777
	Shares	Value
Financials-(continued)
Tompkins Financial Corp.	1,380	$84,732
Towne Bank(c)	9,712	335,647
TriCo Bancshares	3,274	130,633
Triumph Financial, Inc.(b)(c)	2,400	138,648
TrustCo Bank Corp.	2,625	81,480
Trustmark Corp.	11,980	412,831
UMB Financial Corp.	15,260	1,573,611
United Bankshares, Inc.	14,387	519,946
United Community Banks, Inc.	10,248	294,528
Unity Bancorp, Inc.	1,545	68,297
Universal Insurance Holdings, Inc.	3,916	106,280
Univest Financial Corp.	6,126	180,840
Valley National Bancorp	25,075	220,158
Veritex Holdings, Inc.	5,623	136,077
Victory Capital Holdings, Inc., Class A	18,516	1,148,177
Virtus Investment Partners, Inc.	675	115,222
WaFd, Inc.	7,594	215,821
Walker & Dunlop, Inc.	1,971	134,994
Washington Trust Bancorp, Inc.	2,343	64,807
WesBanco, Inc.	10,455	321,805
Westamerica Bancorporation	2,363	113,542
WisdomTree, Inc.	49,327	465,647
WSFS Financial Corp.	7,626	403,339
		62,576,011
Health Care-8.59%
AdaptHealth Corp.(b)	10,468	94,003
Addus HomeCare Corp.(b)	3,749	415,802
ADMA Biologics, Inc.(b)	6,273	124,456
Agios Pharmaceuticals, Inc.(b)	7,351	235,894
Alkermes PLC(b)	18,094	553,857
Amneal Pharmaceuticals, Inc.(b)	10,719	78,463
ANI Pharmaceuticals, Inc.(b)(c)	1,165	68,409
Arcellx, Inc.(b)(c)	1,281	79,499
Artivion, Inc.(b)(c)	3,471	102,672
Astrana Health, Inc.(b)(c)	5,804	143,881
Avanos Medical, Inc.(b)	3,285	41,292
Catalyst Pharmaceuticals, Inc.(b)	16,194	404,202
Collegium Pharmaceutical, Inc.(b)(c)	2,100	61,194
Concentra Group Holdings Parent, Inc.	3,255	70,406
Corcept Therapeutics, Inc.(b)(c)	36,869	2,859,560
CorVel Corp.(b)	10,697	1,190,255
Edgewise Therapeutics, Inc.(b)(c)	2,090	29,845
Ensign Group, Inc. (The)	14,350	2,113,181
Glaukos Corp.(b)	2,681	252,792
Haemonetics Corp.(b)(c)	1,482	100,346
Halozyme Therapeutics, Inc.(b)	18,056	1,012,400
Harmony Biosciences Holdings, Inc.(b)	4,550	156,975
HealthEquity, Inc.(b)	13,655	1,373,830
HealthStream, Inc.	5,363	150,271
Hims & Hers Health, Inc.(b)(c)	21,984	1,243,415
ICU Medical, Inc.(b)	2,902	391,364
Innoviva, Inc.(b)(c)	4,332	84,777
Integer Holdings Corp.(b)(c)	5,813	690,352
iRadimed Corp.	2,021	116,976
Krystal Biotech, Inc.(b)(c)	889	111,978
Lantheus Holdings, Inc.(b)	2,331	176,130
LeMaitre Vascular, Inc.	9,007	740,375
Ligand Pharmaceuticals, Inc.(b)(c)	1,858	189,869
LivaNova PLC(b)	2,235	96,664
MannKind Corp.(b)(c)	34,831	144,549
Merit Medical Systems, Inc.(b)	11,242	1,068,327
Mesa Laboratories, Inc.	522	52,524
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Mirum Pharmaceuticals, Inc.(b)(c)	1,447	$64,334
National HealthCare Corp.	4,657	484,980
Option Care Health, Inc.(b)	4,308	140,785
Pacira BioSciences, Inc.(b)	3,812	98,502
Pediatrix Medical Group, Inc.(b)	4,749	67,198
Pennant Group, Inc. (The)(b)	2,424	69,593
Phibro Animal Health Corp., Class A	4,762	116,288
Prestige Consumer Healthcare, Inc.(b)	7,743	663,343
PTC Therapeutics, Inc.(b)	1,325	64,289
RadNet, Inc.(b)(c)	4,347	249,909
Select Medical Holdings Corp.	9,674	147,916
SIGA Technologies, Inc.	9,665	57,797
Supernus Pharmaceuticals, Inc.(b)	11,022	349,397
U.S. Physical Therapy, Inc.	601	45,069
UFP Technologies, Inc.(b)(c)	1,461	342,166
Veracyte, Inc.(b)	2,582	68,707
Vericel Corp.(b)(c)	4,414	182,276
Xencor, Inc.(b)(c)	2,073	16,584
		20,049,918
Industrials-22.58%
ABM Industries, Inc.	7,678	404,247
AeroVironment, Inc.(b)(c)	1,084	192,984
Alamo Group, Inc.	519	102,783
Alight, Inc., Class A	13,825	75,484
Apogee Enterprises, Inc.	6,005	232,093
Applied Industrial Technologies, Inc.	8,641	1,957,359
Arcosa, Inc.	5,180	446,879
Argan, Inc.	7,876	1,656,323
Astec Industries, Inc.	1,545	60,703
Atmus Filtration Technologies, Inc.	63,166	2,275,239
AZZ, Inc.	13,125	1,190,306
Barrett Business Services, Inc.	6,140	253,735
Boise Cascade Co.	741	64,378
BrightView Holdings, Inc.(b)	7,844	122,210
Brink’s Co. (The)	3,164	259,638
Brookfield Business Corp., Class A (Canada)	2,853	81,396
Cadre Holdings, Inc.	2,776	90,970
Casella Waste Systems, Inc., Class A(b)	496	58,136
CBIZ, Inc.(b)(c)	13,557	979,358
CECO Environmental Corp.(b)(c)	5,480	147,357
Construction Partners, Inc., Class A(b)(c)	5,154	539,572
CoreCivic, Inc.(b)	10,863	238,551
Costamare Bulkers Holdings Ltd. (Monaco)(b)	1,361	12,739
Costamare, Inc. (Monaco)	6,807	58,336
CRA International, Inc.	3,541	672,967
CSG Systems International, Inc.	2,491	164,555
CSW Industrials, Inc.(c)	9,879	3,020,899
Deluxe Corp.	2,544	36,303
DNOW, Inc.(b)	12,474	179,875
Driven Brands Holdings, Inc.(b)(c)	11,166	198,978
DXP Enterprises, Inc.(b)	1,709	141,300
Dycom Industries, Inc.(b)	2,143	492,719
Enerpac Tool Group Corp.	12,977	556,454
EnerSys	2,085	174,369
Ennis, Inc.(c)	3,863	72,122
Enpro, Inc.	1,782	329,919
ESCO Technologies, Inc.	6,812	1,234,607
ExlService Holdings, Inc.(b)	75,853	3,488,479
Exponent, Inc.	12,068	921,271
Federal Signal Corp.(c)	15,301	1,439,365
First Advantage Corp.(b)(c)	6,187	105,921
Fluor Corp.(b)	10,629	441,954
	Shares	Value
Industrials-(continued)
Franklin Electric Co., Inc.	8,943	$772,586
FTAI Aviation Ltd.	15,825	1,853,899
FTAI Infrastructure, Inc.	7,591	46,381
GATX Corp.	4,334	690,146
Gencor Industries, Inc.(b)(c)	3,228	44,514
GEO Group, Inc. (The)(b)(c)	38,435	1,043,126
Gibraltar Industries, Inc.(b)	2,184	127,939
GMS, Inc.(b)	1,144	86,635
Golden Ocean Group Ltd. (Norway)	7,964	61,323
Gorman-Rupp Co. (The)	5,825	212,612
Graham Corp.(b)(c)	2,795	110,207
Granite Construction, Inc.(c)	1,508	134,891
Greenbrier Cos., Inc. (The)	1,181	53,228
Griffon Corp.	3,783	260,081
H&E Equipment Services, Inc.	1,740	164,674
Heidrick & Struggles International, Inc.	5,263	229,783
Helios Technologies, Inc.	1,184	35,899
Herc Holdings, Inc.	683	84,692
Hillman Solutions Corp.(b)	27,130	196,421
Huron Consulting Group, Inc.(b)	4,802	685,870
Hyster-Yale, Inc.	1,050	42,168
ICF International, Inc.	1,792	153,969
IES Holdings, Inc.(b)(c)	2,052	532,822
Interface, Inc.	4,956	99,566
JetBlue Airways Corp.(b)(c)	15,236	76,942
Kadant, Inc.(c)	4,019	1,261,604
Kennametal, Inc.	8,116	174,737
Kforce, Inc.	1,040	42,432
Korn Ferry	9,328	634,397
Kratos Defense & Security Solutions, Inc.(b)(c)	7,014	258,746
LB Foster Co., Class A(b)	2,622	49,530
Legalzoom.com, Inc.(b)	7,331	66,932
Leonardo DRS, Inc.	10,476	443,135
Limbach Holdings, Inc.(b)	2,457	315,037
Liquidity Services, Inc.(b)(c)	3,516	82,169
MasterBrand, Inc.(b)	6,488	66,178
Matson, Inc.	2,452	276,708
Maximus, Inc.	5,796	420,268
McGrath RentCorp	783	87,994
Miller Industries, Inc.	3,297	149,453
MillerKnoll, Inc.	2,611	44,048
Moog, Inc., Class A	4,217	781,452
Mueller Industries, Inc.	19,405	1,511,067
Mueller Water Products, Inc., Class A	53,160	1,304,015
MYR Group, Inc.(b)	2,230	349,775
National Presto Industries, Inc.	706	60,469
Northwest Pipe Co.(b)	2,797	108,076
NuScale Power Corp.(b)(c)	3,965	126,840
OPENLANE, Inc.(b)(c)	17,885	410,103
Powell Industries, Inc.	1,152	195,368
Primoris Services Corp.	22,565	1,627,162
Resideo Technologies, Inc.(b)	3,657	75,700
REV Group, Inc.	16,326	612,062
Rush Enterprises, Inc., Class A	7,836	389,057
SkyWest, Inc.(b)	914	92,725
SPX Technologies, Inc.(b)	8,519	1,295,655
Standex International Corp.	2,488	375,539
Steelcase, Inc., Class A	4,456	45,941
Sterling Infrastructure, Inc.(b)(c)	6,962	1,308,926
Taylor Devices, Inc.(b)(c)	1,340	49,486
Tecnoglass, Inc.(c)	1,204	103,099
Tennant Co.	2,520	187,538
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Terex Corp.	2,190	$98,572
Thermon Group Holdings, Inc.(b)	1,967	51,024
TriNet Group, Inc.	1,957	162,842
Trinity Industries, Inc.	10,780	277,477
Tutor Perini Corp.(b)	4,241	156,408
UFP Industries, Inc.	1,385	135,121
UniFirst Corp.	1,895	357,321
V2X, Inc.(b)	3,604	163,189
Verra Mobility Corp., Class A(b)	7,507	177,541
Vicor Corp.(b)(c)	2,115	92,299
Watts Water Technologies, Inc., Class A	2,353	569,708
Werner Enterprises, Inc.(c)	3,907	101,387
Willdan Group, Inc.(b)	2,335	126,207
WNS (Holdings) Ltd. (India)(b)(c)	4,161	241,296
Zurn Elkay Water Solutions Corp.	44,579	1,613,314
		52,680,336
Information Technology-10.83%
A10 Networks, Inc.	8,437	145,623
ACI Worldwide, Inc.(b)	17,594	813,898
Adeia, Inc.	4,024	51,668
Advanced Energy Industries, Inc.	878	100,777
Agilysys, Inc.(b)(c)	3,257	344,949
Alarm.com Holdings, Inc.(b)(c)	1,881	107,969
Alkami Technology, Inc.(b)(c)	12,479	357,399
ASGN, Inc.(b)	2,344	123,787
AvePoint, Inc.(b)(c)	48,478	904,115
Badger Meter, Inc.	12,211	3,031,014
Bel Fuse, Inc., Class B(c)	1,008	74,390
Belden, Inc.	4,877	517,937
Benchmark Electronics, Inc.	5,654	206,484
Blackbaud, Inc.(b)	2,191	136,346
Box, Inc., Class A(b)(c)	21,322	806,398
Calix, Inc.(b)	1,889	87,347
Clear Secure, Inc., Class A	11,402	282,200
Clearwater Analytics Holdings, Inc., Class A(b)	12,901	298,013
Climb Global Solutions, Inc.	525	57,842
Commvault Systems, Inc.(b)	20,747	3,799,813
CTS Corp.	6,612	269,042
Daily Journal Corp.(b)(c)	346	145,815
Daktronics, Inc.(b)(c)	10,427	154,737
Digi International, Inc.(b)(c)	5,900	191,219
DigitalOcean Holdings, Inc.(b)(c)	1,437	40,667
ePlus, Inc.(b)(c)	4,028	287,478
Fabrinet (Thailand)(b)	5,634	1,311,990
FormFactor, Inc.(b)	2,773	82,774
Hackett Group, Inc. (The)	5,013	122,919
Harmonic, Inc.(b)(c)	9,042	81,559
Impinj, Inc.(b)(c)	1,021	116,486
Intapp, Inc.(b)(c)	8,370	461,354
InterDigital, Inc.(c)	9,525	2,069,401
Itron, Inc.(b)	5,486	634,182
Knowles Corp.(b)(c)	2,890	47,425
Kulicke & Soffa Industries, Inc. (Singapore)(c)	3,141	100,983
LiveRamp Holdings, Inc.(b)	2,232	72,719
Mirion Technologies, Inc.(b)(c)	22,719	433,933
Napco Security Technologies, Inc.	9,168	255,787
NCR Voyix Corp.(b)(c)	8,535	94,653
NETGEAR, Inc.(b)(c)	7,493	219,770
NetScout Systems, Inc.(b)	2,907	66,396
Novanta, Inc.(b)	2,340	289,739
OneSpan, Inc.	5,067	80,717
	Shares	Value
Information Technology-(continued)
OSI Systems, Inc.(b)(c)	673	$147,461
PAR Technology Corp.(b)(c)	2,018	132,300
Plexus Corp.(b)	7,459	979,068
Progress Software Corp.	1,792	110,316
Q2 Holdings, Inc.(b)	10,826	947,492
Qualys, Inc.(b)	963	133,424
Rambus, Inc.(b)	2,760	147,577
Red Violet, Inc.(c)	1,820	88,379
ReposiTrak, Inc.(c)	4,064	88,676
Sanmina Corp.(b)	3,496	296,076
Sapiens International Corp. N.V. (Israel)(c)	9,708	278,620
ScanSource, Inc.(b)	4,185	168,990
Semtech Corp.(b)	17,220	642,823
SPS Commerce, Inc.(b)	2,073	291,795
Tenable Holdings, Inc.(b)	1,275	41,081
TTM Technologies, Inc.(b)	6,927	206,840
Varonis Systems, Inc.(b)(c)	1,707	81,390
Vertex, Inc., Class A(b)(c)	13,730	543,296
Viavi Solutions, Inc.(b)(c)	7,164	65,264
		25,270,582
Materials-3.96%
Avient Corp.	3,726	134,620
Balchem Corp.	6,726	1,121,224
Cabot Corp.	9,341	697,679
Carpenter Technology Corp.	7,455	1,751,925
Commercial Metals Co.	13,823	644,014
Greif, Inc., Class A	988	54,933
H.B. Fuller Co.	1,110	61,960
Hawkins, Inc.	4,013	535,695
Innospec, Inc.	2,459	209,212
Kaiser Aluminum Corp.	755	54,806
Knife River Corp.(b)	17,255	1,623,696
Minerals Technologies, Inc.	5,373	305,079
Perimeter Solutions, Inc.(b)	12,130	146,409
Sensient Technologies Corp.	6,157	582,021
SSR Mining, Inc. (Canada)(b)	15,763	186,476
SunCoke Energy, Inc.	4,759	38,738
Sylvamo Corp.	4,823	255,474
United States Lime & Minerals, Inc.	6,243	641,656
Warrior Met Coal, Inc.(c)	1,372	62,357
Worthington Steel, Inc.	5,375	133,838
		9,241,812
Real Estate-9.03%
Acadia Realty Trust	40,890	787,541
Alexander & Baldwin, Inc.	12,373	221,600
Alexander’s, Inc.(c)	784	176,549
American Assets Trust, Inc.	12,797	255,172
American Healthcare REIT, Inc.	5,686	198,669
Apple Hospitality REIT, Inc.	10,182	118,009
Armada Hoffler Properties, Inc.	5,691	39,609
Brandywine Realty Trust	12,519	52,955
Broadstone Net Lease, Inc.	44,517	708,266
CareTrust REIT, Inc.	38,140	1,096,906
CBL & Associates Properties, Inc.	4,915	123,907
Centerspace	6,711	427,826
COPT Defense Properties	22,165	608,429
CTO Realty Growth, Inc.	8,443	155,520
Curbline Properties Corp.	6,368	144,490
Cushman & Wakefield PLC(b)	29,677	297,660
Douglas Emmett, Inc.(c)	39,368	560,207
Easterly Government Properties, Inc.	3,870	84,095
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Elme Communities	12,691	$203,817
Empire State Realty Trust, Inc., Class A	21,536	164,966
Essential Properties Realty Trust, Inc.	31,141	1,012,083
Farmland Partners, Inc.(c)	5,077	57,472
Forestar Group, Inc.(b)	2,288	43,815
Four Corners Property Trust, Inc.(c)	27,262	752,704
Getty Realty Corp.	14,661	428,981
Gladstone Commercial Corp.	9,405	134,962
Independence Realty Trust, Inc.	81,897	1,522,465
Innovative Industrial Properties, Inc.	4,309	237,943
JBG SMITH Properties, (Acquired 07/05/2024 - 02/10/2025; Cost $60,112)(c)(d)	3,927	67,152
Kite Realty Group Trust(c)	37,041	819,347
LTC Properties, Inc.(c)	16,999	601,595
LXP Industrial Trust(c)	40,541	347,842
Macerich Co. (The)	5,880	95,138
Marcus & Millichap, Inc.	1,350	38,894
National Health Investors, Inc.	19,729	1,430,550
NETSTREIT Corp.	7,065	113,747
Newmark Group, Inc., Class A	12,317	135,610
NexPoint Residential Trust, Inc.	8,444	287,096
One Liberty Properties, Inc.(c)	6,507	159,291
Outfront Media, Inc.	3,579	59,125
Phillips Edison & Co., Inc.	25,460	902,812
Piedmont Office Realty Trust, Inc., Class A	29,921	213,038
PotlatchDeltic Corp.	6,570	258,464
Ryman Hospitality Properties, Inc.(c)	815	79,145
Sabra Health Care REIT, Inc.	34,509	603,217
Safehold, Inc.	2,671	40,252
Saul Centers, Inc.	1,687	56,818
SITE Centers Corp.	5,785	68,957
SL Green Realty Corp.	8,345	473,746
St. Joe Co. (The)	3,115	139,272
Sunstone Hotel Investors, Inc.	25,672	230,021
Tanger, Inc.	19,318	575,676
Terreno Realty Corp.	16,655	939,675
UMH Properties, Inc.	24,374	409,239
Uniti Group, Inc.(c)	21,737	93,469
Urban Edge Properties	47,827	868,538
Veris Residential, Inc.	8,024	121,965
Whitestone REIT	11,318	139,438
Xenia Hotels & Resorts, Inc.	6,889	84,252
		21,069,999
Utilities-2.81%
ALLETE, Inc.	9,526	619,571
American States Water Co.	3,409	268,868
	Shares	Value
Utilities-(continued)
Avista Corp.	8,037	$309,505
Black Hills Corp.	8,578	501,556
Brookfield Infrastructure Corp. (Canada)	2,358	93,306
California Water Service Group	2,314	109,336
Chesapeake Utilities Corp.	1,000	122,190
MGE Energy, Inc.	6,499	586,990
New Jersey Resources Corp.	7,601	348,810
Northwest Natural Holding Co.	4,869	199,483
NorthWestern Energy Group, Inc.	6,295	348,302
ONE Gas, Inc.	8,716	651,608
Ormat Technologies, Inc.	2,755	204,779
Otter Tail Corp.(c)	2,556	197,272
Portland General Electric Co.	8,904	377,529
Southwest Gas Holdings, Inc.	11,031	792,357
Spire, Inc.	5,063	381,143
TXNM Energy, Inc.	6,165	349,494
Unitil Corp.	1,919	105,219
		6,567,318
Total Common Stocks & Other Equity Interests (Cost $209,589,925)		232,941,197
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $294,611)	294,611	294,611
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $209,884,536)		233,235,808
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.04%
Invesco Private Government Fund, 4.29%(e)(f)(g)	9,736,240	9,736,240
Invesco Private Prime Fund, 4.45%(e)(f)(g)	25,359,683	25,364,755
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,101,245)		35,100,995
TOTAL INVESTMENTS IN SECURITIES-115.00% (Cost $244,985,781)		268,336,803
OTHER ASSETS LESS LIABILITIES-(15.00)%		(34,995,986)
NET ASSETS-100.00%		$233,340,817
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $167,298, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,018	$5,887,066	$(5,671,473)	$-	$-	$294,611	$5,380
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,087,000	61,775,538	(63,126,298)	-	-	9,736,240	356,992 *
Invesco Private Prime Fund	29,671,402	140,945,237	(145,246,589)	(2,997)	(2,298)	25,364,755	962,690 *
Total	$40,837,420	$208,607,841	$(214,044,360)	$(2,997)	$(2,298)	$35,395,606	$1,325,062

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,535,198	$529,637,804	$-	$542,173,002
Money Market Funds	1,234,800	9,838,261	-	11,073,061
Total Investments	$13,769,998	$539,476,065	$-	$553,246,063
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,800,839,025	$-	$67,775	$4,800,906,800
Money Market Funds	2,021,939	11,315,439	-	13,337,378
Total Investments	$4,802,860,964	$11,315,439	$67,775	$4,814,244,178
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$232,941,197	$-	$-	$232,941,197
Money Market Funds	294,611	35,100,995	-	35,395,606
Total Investments	$233,235,808	$35,100,995	$-	$268,336,803